Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts for AGM Holdings and all its consolidated subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Discontinued Operation

Discontinued Operation

The Company reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to consolidated financial statements refers to the Company’s continuing operations. Refer to Note 3 for additional information.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation in order to reflect the discontinued operations of Nanjing Lucun. None of these reclassifications had an impact on reported financial position or cash flows for any of the period presented.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Renminbi (“RMB”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations.

The consolidated balance sheet balances, with the exception of equity at December 31, 2025 and 2024 were translated at RMB7.0288 and RMB7.1884 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2025, 2024 and 2023 were RMB7.1429, RMB7.1217, and RMB7.0467 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Significant estimates and assumptions by management include, among others, allowance for doubtful accounts, discount rate for leases, depreciation of property, plant and equipment and impairment assessments of long-lived assets and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At December 31, 2025 and 2024, the Company’s cash equivalents primarily consist cash in various financial institutions.

Restricted Cash

Restricted Cash

Restricted cash includes deposits whose accounts are frozen due to overdue reconciliation and no transaction has occurred for a long time. The balance of restricted cash was nil and $2 from continuing operations and nil and $8,037 from discontinued operation as of December 31, 2025 and 2024, respectively.

Inventories

Inventories

Inventories, primarily consisting of standardized computing equipment, are finished goods from manufacturers. Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the first-in first-out cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. No inventory write-down was recorded for the years ended December 31, 2025, 2024, and 2023.

Advances to Suppliers

Advances to Suppliers

Advances to suppliers primarily consist of prepayments for purchase of cryptocurrency mining machines and standardized computing equipment. Advance payment depends on specific circumstances, including the industry practice, negotiations with suppliers, security for steady supply of products, and the delivery time of products received from suppliers after the advance payment. Advance to suppliers is settled when the products are provided and accepted by the Company. The Company reviews its advance to suppliers on a periodic basis and determines the adequacy of provision. Provision is recognized to reflect the expected recoverable amount from the advances to suppliers when the Company considers the likelihood of future economic benefits associated with the advances to supplier is remote.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable and other current assets, accounts payable and other payables, due to related parties and contingent consideration approximate their fair value based on the short-term maturity of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Accounts receivable are recognized and carried at net realizable value.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years
Leasehold improvement	0%	Shorter of the lease term or the estimated useful life of the assets

Intangible Assets

Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Assets	Residual value rate	Useful life
AGM domain name	0%	10 years
Software	0%	5 years

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented.  The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The Company primarily derives revenue from the sales of cryptocurrency mining machines and standardized computing equipment. Revenue is recognized upon the satisfaction of its performance obligation (upon transfer of control of promised goods to customers or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). The Company acts as a principal in revenue generating process and should recognize revenue on a gross basis. Revenues are measured as the amount of consideration the Company expects to receive in exchange for transferring products to customers. The transaction price is fixed as specified in the contracts. The Company's contracts do not include explicit right of return, and variation consideration is not significant.

All transactions are settled in cash within normal credit period, and there is no financing component.

Contract Liability

Contract Liability

The contract liabilities consist of advances from customers, which relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payments received in advance from customers in sales of server products, cryptocurrency mining machines and standardized computing equipment. As of December 31, 2025 and 2024, the Company’s advances from customers amounted to nil and $539 from continuing operations and nil and $4,537,799 from discontinued operation, respectively.

The Company reports revenues net of applicable sales taxes and related surcharges.

Costs of Revenues	Costs of Revenues Cost of revenues primarily consist of cost of product revenue, which includes direct costs of cryptocurrency mining machines, standardized computing equipment.
Leases

Leases

The Company accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term leases. The Company does not recognize right-of-use assets or lease liabilities on the consolidated balance sheet for short-term leases but rather recognizes lease expense on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Company’s incremental borrowing rate over a similar term of the lease payments at lease commencement. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Selling, general & administrative expenses

Selling, general & administrative expenses

Selling, general and administrative expenses consist primarily of bad debt expense, sales and administrative employee-related expenses, professional fees, and other corporate expenses.

Employee Benefits

Employee Benefits

Full time employees of the PRC entities participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Total amounts of such employee benefit expenses, which were expensed as incurred, were $20,230, $52,251 and $55,403 for the years ended December 31, 2025, 2024 and 2023, respectively.

Government Grants

Government Grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. From June 15, 2021, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) provided an office to the Company for free for 5 years to attract the enterprise for the development of the integrated circuit industry in Nanjing. As of December 31, 2025 and 2024, the balance of deferred government grant was nil and nil from continuing operations and $43,675 and $55,334 from discontinued operation, respectively. The amount of other income for the government grant recognized during the years ended December 31, 2025, 2024 and 2023 was nil, nil and nil from continuing operations and $13,318, $40,074 and $40,501 from discontinued operation, respectively.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of China and Inland Revenue Ordinance of Hong Kong, as amended. Based on a review of surrounding facts and circumstances, the revenue generated from AGM HK and AGM Integrated belongs to offshore revenue as its operation is outside Hong Kong. Therefore, the Company considers AGM HK and AGM Integrated are not subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under HK$2,000,000 for 2019 and beyond under Inland Revenue Ordinance of Hong Kong.

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Act has caused the Company’s deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 (“SAB 118”), as of December 31, 2017, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. The ultimate impact of the Act may differ from these estimates due to the Company’s continued analysis or further regulatory guidance that may be issued as a result of the Act.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2025, 2024 and 2023, the Company had uncertain tax positions accrued, and will continue to evaluate for uncertain positions in the future.

Value Added Tax

Value Added Tax

The amount of Value Added Tax (“VAT) liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of China’s VAT for all the periods presented in the accompanying consolidated statements of operations.

Share-based Compensation

Share-based Compensation

The Company accounts for equity awards granted to non-employee consultants in accordance with ASC 718, Compensation—Stock Compensation. The Company grants ordinary shares to certain third-party consultants in exchange for services to be rendered over specified contractual service periods. Although the shares are issued upon the execution of the applicable consulting agreements, the awards are subject to substantive service-based forfeiture provisions under which the consultants forfeit the shares if they terminate their services before completing the required service period. Accordingly, the awards are considered unvested until the applicable service conditions have been satisfied.

The grant-date fair value of the equity awards is measured on the grant date and recognized as share-based compensation expense on a straight-line basis over the requisite service period, which corresponds to the contractual service period specified in each consulting agreement, unless another attribution method is required. The Company has elected to account for forfeitures as they occur. Accordingly, compensation cost is recognized for awards as services are rendered and is reversed for awards that are forfeited when a consultant fails to satisfy the requisite service condition. The consulting agreements do not contain post-issuance lock-up or transfer restrictions. The absence of such restrictions does not affect the recognition of compensation expense because the awards remain subject to the service-based forfeiture provisions until the requisite service conditions have been satisfied.

For the years ended December 31, 2025, 2024 and 2023, the Company issued 570,000, nil and nil shares of Class A Ordinary Shares to third-party consultants.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/(loss), its components and accumulated balances. Components of comprehensive income/(loss) include net income and foreign currency translation adjustments. For the years ended December 31, 2025, 2024 and 2023, the only component of accumulated other comprehensive loss was foreign currency translation adjustments.

Dividends	Dividends Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2025, 2024 and 2023.
Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration and Risks

Concentration and Risks

a) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

b) Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are RMB and U.S. dollars, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c) Currency convertibility risk

The Company transacts some of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China (the “PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Earnings per Common Share

Earnings per Common Share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Statutory Reserves

Statutory Reserves

In accordance with the PRC Company Laws, the Company’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the People’s Republic of China Generally Accepted Accounting Principles (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2025, 2024 and 2023, profit appropriation to statutory surplus fund for the Company’s entities incorporated in the PRC was nil, nil and nil, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company adopted ASU 2023-09 for the year beginning on January 1, 2025, prospectively. The Company expects the impact of adoption of this ASU to be immaterial to its financial statements.

Recently Issued Accounting Pronouncements Not yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. This new guidance is designed to improve the disclosures about the types of expenses, including employee compensation, depreciation, and amortization, and costs incurred related to inventory and manufacturing activities. In January 2025, the FASB issued ASU No. 2025-01 to clarify certain provisions of ASU 2024-03, including its effective date and transition guidance. As clarified, the amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. The guidance should be applied prospectively, with an option for retrospective application. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting standard will have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20). The amendments in this ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of the amendments on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU addresses challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of the amendments on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of the amendments on the Company’s consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.